Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Compensation and other employee related costs	$ 8,322	$ 8,715	$ 6,216
Contributions withheld for Employee Stock Purchase Plan	2,330	976	0
Royalties	1,418	1,184	909
Clinical and regulatory costs	215	327	338
Government grants	971	974	933
Rent	2,007	1,893	1,250
Other	1,771	2,255	1,113
Accrued Liabilities	$ 17,034	$ 16,324	$ 10,759